Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Currency Exchange Rates

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	March 31, 2025	March 31, 2026
Year-end spot rate	US$1=S$1.3445	US$1=S$1.2901
Average rate	US$1=S$1.3381	US$1=S$1.2871

Schedule of Estimated Useful Lives	The estimated useful lives are as follows:

Useful life
Office equipment	5 years
Motor vehicles	5 years
Computers	1 years
Machinery	5 years
Furniture, fixtures and fittings	5 years
Leasehold building and leasehold improvement	lesser of lease term or expected useful life